Purchase Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Number of operating leases
Schedule of Purchase Receivables
Purchase Receivables
	Amount	Issuance Date	Balance
Cap Call	1,000,000	3 loans - 2020	995,574
Fox Capital	607,500	12/1/20	275,400
	$1,607,500		$1,270,974

The following table presents a summary of the Company’s purchase receivables with unrelated third parties as of December 31, 2020:

Vendor	Amount	Issuance Date	Balance
Cap Call	$1,000,000	3 loans 2020	$820,515
Fox Capital	607,500	12/1/20	538,650

	$1,607,500		$1,359,165